Fees and Expenses	Aug. 25, 2026
PFG American Funds Conservative Income Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.27%
Total Annual Fund Operating Expenses	2.22%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$225	$694	$1,190	$2,554

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
PFG American Funds Growth Capital Appreciation Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.37%
Total Annual Fund Operating Expenses	2.32%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$235	$724	$1,240	$2,656

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
PFG Fidelity Institutional AM® Equity Index Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.03%
Total Annual Fund Operating Expenses	1.98%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$201	$621	$1,068	$2,306

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.29%
Total Annual Fund Operating Expenses	2.24%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$227	$700	$1,200	$2,575

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.

Portfolio Turnover, Rate	120.00%
PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.34%
Total Annual Fund Operating Expenses	2.29%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$232	$715	$1,225	$2,626

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%
PFG JPMorgan® Tactical Aggressive Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.28%
Total Annual Fund Operating Expenses	2.23%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$226	$697	$1,195	$2,565

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	58.00%
PFG JPMorgan® Tactical Moderate Strategy Fund
Prospectus [Line Items]
Expense Narrative [Text Block]

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.28%
Total Annual Fund Operating Expenses	2.23%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$226	$697	$1,195	$2,565

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	47.00%
PFG BNY Mellon® Diversifier Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.60%
Total Annual Fund Operating Expenses	2.55%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$258	$793	$1,355	$2,885

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	32.00%
PFG MFS® Aggressive Capital Appreciation Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.53%
Total Annual Fund Operating Expenses	2.48%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$251	$773	$1,321	$2,816

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
PFG BR Target Allocation Equity Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.17%
Total Annual Fund Operating Expenses	2.12%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$215	$664	$1,139	$2,452

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	8.00%
PFG Janus Henderson(R) Balanced Strategy
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses (2)	0.54%
Total Annual Fund Operating Expenses	2.49%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$252	$776	$1,326	$2,826

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
PFG Invesco(R) Equity Factor Rotation Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.25%
Total Annual Fund Operating Expenses	2.20%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$223	$688	$1,180	$2,534

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	76.00%
PFG Meeder Tactical Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	1.11%
Total Annual Fund Operating Expenses	3.06%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$309	$945	$1,606	$3,374

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
PFG Janus Henderson® Tactical Income Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.50%
Total Annual Fund Operating Expenses	2.45%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$248	$764	$1,306	$2,786

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
PFG PIMCO Active Core Bond Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.73%
Total Annual Fund Operating Expenses	2.68%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$271	$832	$1,420	$3,012

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
PFG Global Equity Index Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.04%
Total Annual Fund Operating Expenses	1.99%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$202	$624	$1,073	$2,317

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
PFG US Equity Index Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(2)	0.05%
Total Annual Fund Operating Expenses	2.00%

(1)	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
I	$203	$627	$1,078	$2,327

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

PFG US Equity Index Strategy Fund | PFG US Equity Index Strategy Fund Class I
Prospectus [Line Items]
Portfolio Turnover, Rate	21.00%